LEASE	12 Months Ended
Dec. 31, 2022
Lease
LEASE

9. Lease

The Group has entered into various non-cancellable operating lease agreements for certain offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	For the year ended December 31,
Operating leases:	2021	2022
Assets：	RMB(000)	RMB(000)
Right-of-use assets - operating lease	-	16,342
Liabilities：
Current portion of operating lease liabilities	-	10,162
Non-current operating lease liabilities	-	6,448
Total operating lease liabilities	-	16,610

The components of lease expenses were as follows:

	For the year ended December 31, 2022
Lease Cost	RMB(000)	US$(000)
Amortization of right-of-use assets	24,158	3,503
Interest of operating lease liabilities	1,414	205
Expenses for short-term leases within 12 months and other non-lease component	2,315	336
Total lease cost	27,887	4,044

As of December 31, 2022, the weighted average remaining lease term was 1.74 years and weighted average discount rate was 5.28% for the Company’s operating leases.

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the year ended December 31, 2022
	RMB(000)	US$(000)
Cash payments for operating leases	27,575	3,998
ROU assets obtained in exchange for operating lease liabilities	7,455	1,081

As of Dec 31, 2022, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB(000)	US$(000)
2023	13,260	1,923
2024	6,031	874
2025	941	136
Total future lease payments	20,232	2,933
Less: Imputed interest	2,895	420
Total lease liability balance	17,337	2,513

As previously reported in our Annual Report on Form 20-F for the year ended December 31, 2021 and under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2021 are as follows:

Year ended December 31,	RMB
2022	26,263
2023	9,615
2024	2,806

For the year ended December 31, 2020 and 2021, the Company recognized lease expense of RMB20,976 and RMB23,738, respectively, under ASC 840.